Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Accounts receivable	1,206,436	1,895,145	291,278
Allowance for doubtful accounts	(512)	(1,408)	(216)

Total	1,205,924	1,893,737	291,062

As of December 31, 2016 and 2017, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Beginning balance	2,315	512	79
Additions charged to bad debt expense	2,792	1,854	284
Reversal	(489)	(744)	(114)
Write off	(4,106)	(214)	(33)

Ending balance	512	1,408	216

The Group recognized additions to allowance for doubtful accounts amounting to RMB2,179, RMB2,303 and RMB1,110 (US$170) within general and administrative expenses, for the years ended December 31, 2015, 2016 and 2017, respectively.